UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VALUE FUND
OCTOBER 31, 2010

                                                                      (Form N-Q)

48455-1210                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
October 31, 2010 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMON STOCKS (96.8%)

              CONSUMER DISCRETIONARY (13.0%)
              ------------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
   117,700    Hanesbrands, Inc. *                                             $     2,919
                                                                              -----------
              APPAREL RETAIL (1.4%)
   136,800    Limited Brands, Inc.                                                  4,020
   160,100    Men's Wearhouse, Inc.                                                 3,913
                                                                              -----------
                                                                                    7,933
                                                                              -----------
              AUTO PARTS & EQUIPMENT (1.1%)
   291,100    American Axle & Manufacturing Holdings, Inc. *                        2,684
   180,600    Gentex Corp.                                                          3,608
                                                                              -----------
                                                                                    6,292
                                                                              -----------
              AUTOMOTIVE RETAIL (0.6%)
    48,600    Advance Auto Parts, Inc.                                              3,158
                                                                              -----------
              CASINOS & GAMING (0.7%)
    53,100    Ameristar Casinos, Inc.                                                 949
   210,500    International Game Technology                                         3,282
                                                                              -----------
                                                                                    4,231
                                                                              -----------
              GENERAL MERCHANDISE STORES (0.6%)
    79,200    Family Dollar Stores, Inc.                                            3,657
                                                                              -----------
              HOME IMPROVEMENT RETAIL (0.7%)
   139,100    Home Depot, Inc.                                                      4,295
                                                                              -----------
              HOMEFURNISHING RETAIL (0.2%)
    66,050    Aaron's, Inc.                                                         1,246
                                                                              -----------
              HOTELS, RESORTS, & CRUISE LINES (2.4%)
   214,800    Carnival Corp.                                                        9,273
   109,500    Royal Caribbean Cruises Ltd. *(a)                                     4,330
                                                                              -----------
                                                                                   13,603
                                                                              -----------
              HOUSEHOLD APPLIANCES (2.7%)
   194,700    Stanley Black & Decker, Inc.                                         12,066
    41,900    Whirlpool Corp.                                                       3,177
                                                                              -----------
                                                                                   15,243
                                                                              -----------
              HOUSEWARES & SPECIALTIES (0.3%)
    83,500    Newell Rubbermaid, Inc.                                               1,474
                                                                              -----------
              LEISURE PRODUCTS (0.3%)
   126,800    Brunswick Corp.                                                       2,006
                                                                              -----------
              PUBLISHING (0.8%)
    29,700    John Wiley & Sons, Inc. "A"                                           1,282
   103,100    Valassis Communications, Inc. *                                       3,402
                                                                              -----------
                                                                                    4,684
                                                                              -----------

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1  | USAA Value Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              SPECIALIZED CONSUMER SERVICES (0.1%)
    94,700    Service Corp. International                                     $       784
                                                                              -----------
              SPECIALTY STORES (0.6%)
   177,900    Cabela's, Inc. *                                                      3,298
                                                                              -----------
              Total Consumer Discretionary                                         74,823
                                                                              -----------
              CONSUMER STAPLES (7.7%)
              -----------------------
              DISTILLERS & VINTNERS (0.9%)
    67,000    Diageo plc ADR                                                        4,958
                                                                              -----------
              DRUG RETAIL (0.8%)
   128,100    Walgreen Co.                                                          4,340
                                                                              -----------
              FOOD DISTRIBUTORS (0.5%)
    99,000    Sysco Corp.                                                           2,917
                                                                              -----------
              TOBACCO (5.5%)
   218,600    Altria Group, Inc.                                                    5,557
   146,900    Imperial Tobacco Group plc ADR                                        9,402
    43,400    Lorillard, Inc.                                                       3,704
   173,600    Philip Morris International, Inc.                                    10,155
    46,800    Reynolds American, Inc.                                               3,037
                                                                              -----------
                                                                                   31,855
                                                                              -----------
              Total Consumer Staples                                               44,070
                                                                              -----------
              ENERGY (9.2%)
              -------------
              INTEGRATED OIL & GAS (6.1%)
   120,300    BP plc ADR                                                            4,912
   165,800    ConocoPhillips                                                        9,849
   185,500    Marathon Oil Corp.                                                    6,598
    52,600    Murphy Oil Corp.                                                      3,427
   130,900    Occidental Petroleum Corp.                                           10,293
                                                                              -----------
                                                                                   35,079
                                                                              -----------
              OIL & GAS DRILLING (0.5%)
    98,500    SeaDrill Ltd.                                                         2,997
                                                                              -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
   132,800    EXCO Resources, Inc.                                                  1,970
                                                                              -----------
              OIL & GAS STORAGE & TRANSPORTATION (2.2%)
   180,200    El Paso Corp.                                                         2,389
   428,300    Spectra Energy Corp.                                                 10,181
                                                                              -----------
                                                                                   12,570
                                                                              -----------
              Total Energy                                                         52,616
                                                                              -----------
              FINANCIALS (17.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.8%)
    62,200    Ameriprise Financial, Inc.                                            3,215
   172,300    Janus Capital Group, Inc.                                             1,820
   131,300    State Street Corp.                                                    5,483
                                                                              -----------
                                                                                   10,518
                                                                              -----------
              CONSUMER FINANCE (4.9%)
   228,100    American Express Co.                                                  9,457
   281,800    Capital One Financial Corp.                                          10,503
   708,100    SLM Corp. *                                                           8,426
                                                                              -----------
                                                                                   28,386
                                                                              -----------
              DIVERSIFIED BANKS (1.3%)
   291,400    Wells Fargo & Co.                                                     7,600
                                                                              -----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              INSURANCE BROKERS (0.6%)
   110,800    Willis Group Holdings Ltd. plc                                  $     3,523
                                                                              -----------
              LIFE & HEALTH INSURANCE (0.5%)
    46,300    Torchmark Corp.                                                       2,652
                                                                              -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.0%)
   451,459    Bank of America Corp.                                                 5,165
 1,265,600    Citigroup, Inc. *                                                     5,277
   186,100    JPMorgan Chase & Co.                                                  7,003
                                                                              -----------
                                                                                   17,445
                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (1.9%)
   118,900    Allstate Corp.                                                        3,625
    66,700    AXIS Capital Holdings Ltd.                                            2,269
    38,300    Chubb Corp.                                                           2,222
    19,500    Fidelity National Financial, Inc. "A"                                   261
   112,300    XL Group plc                                                          2,375
                                                                              -----------
                                                                                   10,752
                                                                              -----------
              REGIONAL BANKS (2.8%)
   237,400    Fifth Third Bancorp                                                   2,982
   188,200    PNC Financial Services Group, Inc.                                   10,144
 1,198,500    Synovus Financial Corp. (a)                                           2,589
   186,900    United Community Banks, Inc. *(a)                                       366
                                                                              -----------
                                                                                   16,081
                                                                              -----------
              REITs - MORTGAGE (0.4%)
   136,200    Annaly Capital Management, Inc.                                       2,412
                                                                              -----------
              THRIFTS & MORTGAGE FINANCE (0.6%)
   183,100    New York Community Bancorp, Inc.                                      3,100
                                                                              -----------
              Total Financials                                                    102,469
                                                                              -----------
              HEALTH CARE (11.9%)
              -------------------
              HEALTH CARE DISTRIBUTORS (0.8%)
    83,800    Cardinal Health, Inc.                                                 2,907
    52,200    Patterson Companies, Inc.                                             1,443
                                                                              -----------
                                                                                    4,350
                                                                              -----------
              HEALTH CARE EQUIPMENT (1.6%)
   113,100    Baxter International, Inc.                                            5,757
    92,000    Medtronic, Inc.                                                       3,239
                                                                              -----------
                                                                                    8,996
                                                                              -----------
              HEALTH CARE FACILITIES (0.4%)
   137,900    HealthSouth Corp. *                                                   2,495
                                                                              -----------
              HEALTH CARE SERVICES (0.9%)
   118,100    Omnicare, Inc.                                                        2,849
    45,200    Quest Diagnostics, Inc.                                               2,221
                                                                              -----------
                                                                                    5,070
                                                                              -----------
              MANAGED HEALTH CARE (3.8%)
    92,700    CIGNA Corp.                                                           3,262
   182,400    Coventry Health Care, Inc. *                                          4,272
   192,500    UnitedHealth Group, Inc.                                              6,939
   140,300    WellPoint, Inc. *                                                     7,624
                                                                              -----------
                                                                                   22,097
                                                                              -----------
              PHARMACEUTICALS (4.4%)
   363,900    Bristol-Myers Squibb Co.                                              9,789
   101,400    Johnson & Johnson                                                     6,456

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3  | USAA Value Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
   518,352    Pfizer, Inc.                                                    $     9,019
                                                                              -----------
                                                                                   25,264
                                                                              -----------
              Total Health Care                                                    68,272
                                                                              -----------
              INDUSTRIALS (13.8%)
              -------------------
              AEROSPACE & DEFENSE (4.9%)
    52,000    Goodrich Corp.                                                        4,268
   184,100    Honeywell International, Inc.                                         8,673
    45,000    ITT Corp. (a)                                                         2,124
    80,600    L-3 Communications Holdings, Inc.                                     5,818
   160,900    Raytheon Co.                                                          7,414
                                                                              -----------
                                                                                   28,297
                                                                              -----------
              BUILDING PRODUCTS (0.6%)
   108,225    Gibraltar Industries, Inc. *                                            988
    93,100    Simpson Manufacturing Co., Inc. (a)                                   2,475
                                                                              -----------
                                                                                    3,463
                                                                              -----------
              CONSTRUCTION & ENGINEERING (0.7%)
   138,803    Comfort Systems USA, Inc.                                             1,589
   108,300    Insituform Technologies, Inc. "A" *                                   2,339
                                                                              -----------
                                                                                    3,928
                                                                              -----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    68,500    Oshkosh Corp. *                                                       2,021
   130,400    Terex Corp. *                                                         2,928
                                                                              -----------
                                                                                    4,949
                                                                              -----------
              DIVERSIFIED SUPPORT SERVICES (0.5%)
   155,000    Mobile Mini, Inc. *                                                   2,702
                                                                              -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.5%)
   110,900    Emerson Electric Co.                                                  6,089
    46,200    Regal-Beloit Corp.                                                    2,666
                                                                              -----------
                                                                                    8,755
                                                                              -----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.7%)
    54,400    Administaff, Inc.                                                     1,426
   149,100    Korn/Ferry International *                                            2,628
                                                                              -----------
                                                                                    4,054
                                                                              -----------
              INDUSTRIAL CONGLOMERATES (0.8%)
   271,900    General Electric Co.                                                  4,356
                                                                              -----------
              INDUSTRIAL MACHINERY (2.5%)
    43,500    Eaton Corp.                                                           3,864
   180,800    Illinois Tool Works, Inc.                                             8,263
    37,000    SPX Corp.                                                             2,481
                                                                              -----------
                                                                                   14,608
                                                                              -----------
              RESEARCH & CONSULTING SERVICES (0.3%)
    27,000    Dun & Bradstreet Corp.                                                2,009
                                                                              -----------
              TRUCKING (0.4%)
    53,100    Ryder System, Inc.                                                    2,323
                                                                              -----------
              Total Industrials                                                    79,444
                                                                              -----------
              INFORMATION TECHNOLOGY (15.3%)
              ------------------------------
              APPLICATION SOFTWARE (0.6%)
   295,200    Mentor Graphics Corp. *                                               3,188
                                                                              -----------
              COMMUNICATIONS EQUIPMENT (0.8%)
   432,400    Nokia Corp. ADR (a)                                                   4,618
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMPUTER HARDWARE (1.5%)
    59,800    Diebold, Inc.                                                   $     1,833
   154,700    Hewlett-Packard Co.                                                   6,506
                                                                              -----------
                                                                                    8,339
                                                                              -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    47,400    Alliance Data Systems Corp. *(a)                                      2,878
    43,900    Computer Sciences Corp.                                               2,153
                                                                              -----------
                                                                                    5,031
                                                                              -----------
              ELECTRONIC COMPONENTS (1.5%)
    90,600    Littelfuse, Inc. *                                                    3,844
   391,500    Vishay Intertechnology, Inc. *                                        4,424
    27,978    Vishay Precision Group, Inc. *(a)                                       476
                                                                              -----------
                                                                                    8,744
                                                                              -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
   136,800    Cognex Corp.                                                          3,653
    41,400    FARO Technologies, Inc. *                                               999
                                                                              -----------
                                                                                    4,652
                                                                              -----------
              ELECTRONIC MANUFACTURING SERVICES (1.8%)
   100,200    Mercury Computer Systems, Inc. *                                      1,587
   171,600    Molex, Inc. (a)                                                       3,484
    80,800    Park Electrochemical Corp.                                            2,182
   106,600    Plexus Corp. *                                                        3,235
                                                                              -----------
                                                                                   10,488
                                                                              -----------
              IT CONSULTING & OTHER SERVICES (2.1%)
    64,700    International Business Machines Corp. (a)                             9,291
    45,300    Maximus, Inc.                                                         2,746
                                                                              -----------
                                                                                   12,037
                                                                              -----------
              OFFICE ELECTRONICS (0.4%)
   193,900    Xerox Corp.                                                           2,269
                                                                              -----------
              SEMICONDUCTOR EQUIPMENT (0.9%)
   263,800    Applied Materials, Inc.                                               3,260
   302,000    Brooks Automation, Inc. *                                             2,051
                                                                              -----------
                                                                                    5,311
                                                                              -----------
              SEMICONDUCTORS (2.4%)
   336,900    Intel Corp.                                                           6,762
   106,100    Microchip Technology, Inc. (a)                                        3,414
   129,700    Texas Instruments, Inc.                                               3,835
                                                                              -----------
                                                                                   14,011
                                                                              -----------
              SYSTEMS SOFTWARE (1.6%)
   341,200    Microsoft Corp.                                                       9,090
                                                                              -----------
              Total Information Technology                                         87,778
                                                                              -----------
              MATERIALS (2.1%)
              ----------------
              DIVERSIFIED CHEMICALS (1.3%)
   160,900    E.I. du Pont de Nemours & Co.                                         7,607
                                                                              -----------
              SPECIALTY CHEMICALS (0.8%)
   366,600    PolyOne Corp. *                                                       4,737
                                                                              -----------
              Total Materials                                                      12,344
                                                                              -----------
              TELECOMMUNICATION SERVICES (2.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
   221,130    AT&T, Inc.                                                            6,302

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5  | USAA Value Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
   186,100    Verizon Communications, Inc.                                    $     6,043
                                                                              -----------
                                                                                   12,345
                                                                              -----------
              Total Telecommunication Services                                     12,345
                                                                              -----------
              UTILITIES (3.9%)
              ----------------
              ELECTRIC UTILITIES (1.4%)
    71,400    Entergy Corp.                                                         5,322
    64,900    Pinnacle West Capital Corp.                                           2,671
                                                                              -----------
                                                                                    7,993
                                                                              -----------
              MULTI-UTILITIES (2.5%)
   175,700    CenterPoint Energy, Inc.                                              2,910
   135,000    Dominion Resources, Inc.                                              5,867
   125,950    MDU Resources Group, Inc.                                             2,510
   130,200    Xcel Energy, Inc.                                                     3,106
                                                                              -----------
                                                                                   14,393
                                                                              -----------
              Total Utilities                                                      22,386
                                                                              -----------
              Total Common Stocks (cost: $496,712)                                556,547
                                                                              -----------

              MONEY MARKET INSTRUMENTS (3.0%)

              MONEY MARKET FUNDS (3.0%)
17,393,734    State Street Institutional Liquid Reserve Fund,
              0.22% (b)(cost: $17,394)                                             17,394
                                                                              -----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
              SECURITIES LOANED (3.4%)

              MONEY MARKET FUNDS (0.3%)
   369,121    Blackrock Liquidity Institutional TempFund, 0.21%(b)                    369
 1,211,850    Fidelity Institutional Money Market Portfolio, 0.23%(b)               1,212
                                                                              -----------
              Total Money Market Funds                                              1,581
                                                                              -----------

PRINCIPAL
AMOUNT
(000)
-----------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (3.1%)
    $9,487    Credit Suisse First Boston, LLC, 0.22%,acquired on
                10/29/2010 and due 11/01/2010 at $9,487 (collateralized by
                $9,570 Fannie Mae(c), 1.00%, due 11/23/2011; market value
                $9,680)                                                             9,487
     8,360    Deutsche Bank Securities, Inc., 0.21%,acquired on
                10/29/2010 and due 11/01/2010 at $8,360 (collateralized by
                $31,296 U.S. Treasury, 4.37%(d), due 2/15/2040; market value
                $8,527)                                                             8,360
                                                                              -----------
              Total Repurchase Agreements                                          17,847
                                                                              -----------
              Total Short-term Investments Purchased With Cash Collateral
                From Securities Loaned (cost: $19,428)                             19,428
                                                                              -----------

              TOTAL INVESTMENTS (COST: $533,534)                              $   593,369
                                                                              ===========

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                                                   Portfolio of Investments |  6

================================================================================

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                          (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                        QUOTED PRICES         OTHER            SIGNIFICANT
                                          IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                           MARKETS          OBSERVABLE            INPUTS
                                        FOR IDENTICAL         INPUTS
ASSETS                                      ASSETS                                                    TOTAL
---------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                         $     556,547      $        --        $          --      $      556,547
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                           17,394               --                   --              17,394
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                            1,581               --                   --               1,581
  REPURCHASE AGREEMENTS                            --           17,847                   --              17,847
---------------------------------------------------------------------------------------------------------------
Total                                   $     575,522      $    17,847        $          --      $      593,369
---------------------------------------------------------------------------------------------------------------

For the period ended October 31, 2010, there were no significant transfers of securities between levels . The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

7  | USAA Value Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices

================================================================================

8  | USAA Value Fund

================================================================================

and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

9  | USAA Value Fund

================================================================================

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short- term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of October 31, 2010, was approximately $18,458,000.

E. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $92,251,000 and $32,416,000, respectively, resulting in net unrealized appreciation of $59,835,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $575,198,000 at October 31, 2010, and, in total, may not equal

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.1% of net assets at October 31, 2010.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT  Real estate investment trust

SPECIFIC NOTES
(a) The security or a portion thereof was out on loan as of October 31, 2010.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2010.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*   Non-income-producing security.

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11  | USAA Value Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.